Schedule of Capitalized Interest Costs (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Capitalized Interest Costs 1	$ 2,319,904
Property, Plant And Equipment Schedule Of Capitalized Interest Costs 2	1,876,696
Property, Plant And Equipment Schedule Of Capitalized Interest Costs 3	2,159,074
Property, Plant And Equipment Schedule Of Capitalized Interest Costs 4	$ 1,871,422